LONG-TERM DEBT (Summary of Assets Under Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Less accumulated depreciation, assets under capital leases	$ (713)	$ (541)
Capital leased assets, net	448	620
Machinery and Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	746	746
Vehicles and Trailers [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	84	84
Computer Equipment and Software [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	240	240
Furniture and Office Equipment [Member]
Capital Leased Assets [Line Items]
Capital leased assets, gross	$ 91	$ 91